Investments (Cash Equivalents - Narrative) (Details) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Cash equivalents	$ 7.5	$ 4.5